Document and Entity Information	Jun. 29, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2024
Registrant Name	Fidelity Summer Street Trust
Central Index Key	0000225322
Investment Company Type	N-1A
Amendment Flag	false